Securities and Exchange Commission

                             Washington, D.C. 20549

                                   FORM N-SAR

                               Semi-Annual Report

                       For Registered Investment Companies

Report for fiscal year ending:  12/31/00

Is this a transition report?  (Y/N)  No

Is this an amendment to a previous filing?  (Y/N)  No



1.       A.     Registrant Name:  Morgan Stanley Dean Witter Select
                                  Government Trust

         B.     File Number:  811-3718

         C.     Telephone Number:  (212) 392-1724

2.       A.     Two World Trade Center
                New York, NY 10048

3.       Is this the first filing on this form? (Y/N)

                No

4.       Is this the last filing on this form by Registrant? (Y/N)

                No

5. Is Registrant a small business investment company (SBIC)? (Y/N) [If answer is "Y" (Yes) complete only items 89 through 110.]

                No

6.       Is Registrant a unit investment trust (UIT)? (Y/N)
         [If answer is "Y" (Yes) complete only items 1ll through 132.]

                Yes


For period ending:  12/31/00

File Number:  811-3718


115.     A.  Independent Public Accountant Name:  Deloitte & Touche LLP
         B.  City:  New York     State:  New York     Zip Code:  10281
             Zip Ext.:  1414

         A.  Independent Public Accountant Name:  Deloitte & Touche LLP
         B.  City:  Chicago      State:  Illinois     Zip Code:  60601
             Zip Ext.:  6779

         A.  Independent Public Accountant Name:  Grant Thornton LLP
         B.  City:  Chicago      State:  Illinois     Zip Code:  60601
             Zip Ext.:  6203


118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933.

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period.

                0

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted).

                0

121. State the number of series for which a current prospectus was in existence at the end of the period.

                0

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.

                0


For period ending:  12/31/00

File number:  811-3718


123.     State the total value of the additional units considered in answering item 122 ($000's).

                0

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted).

                $ 0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant (000's omitted).

                $ 0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series) ($000's omitted).

                $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                   Number              Total            Total Income
                                                   of Series           Assets           Distributions
                                                   Investing           ($000's          ($000's
                                                                       omitted)         omitted)

         A.       U.S. Treasury                    7                   $8,936           $313
                  direct issue

         B.       U.S. Government                  1                   $20,987          $1,466
                  agency

         C.       State and
                  municipal
                  tax-free

         D.       Public utility
                  debt

         E.       Brokers or
                  dealers debt or
                  debt of brokers'
                  or dealers' parent

         F.       All other
                  corporate intermed.
                  & long-term debt

         G.       All other
                  corporate
                  short-term debt

         H.       Equity securities
                  of brokers or
                  dealers or parents
                  of brokers or dealers

         I.       Investment company
                  equity securities

         J.       All other equity
                  securities

         K.       Other securities
                  -Treas & MF

         L.       Total assets of                  8                   $29,923          $1,779
                  all series of
                  registrant



For period ending:  12/31/00

File number:  811-3718


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) [If answer is "N" (No), go to item 131.]

                No

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
         [If answer is "N" (No), go to item 131.]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted).

                $ 111

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

                None

                                   SIGNATURES

This report is signed on behalf of the registrant in the City of New York in the State of New York on the 27th day of February, 2001.

                                            Dean Witter Reynolds Inc.

                                            By:          /s/Michael D. Browne
                                            Name:        Michael D. Browne
                                            Title:       First Vice President


Witness: Thomas Hines
Name:    Thomas Hines
Title:   First Vice President